Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2020	2021
	US$ thousands

Machinery and equipment	15,494	17,305
Office furniture and equipment	991	1,129
Leasehold improvements	2,884	3,406

Property, plant and equipment	19,369	21,840

Accumulated depreciation	(15,259)	(17,264)

Property, Plant and equipment, net	4,110	4,576